Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property And Equipment Tables
Property and equipment
	Cost	Accumulated	Net book
Year ended December 31, 2018	Base	amortization	value
Survey equipment	$684,890	$628,037	$56,853
Computers and software	1,256,101	1,201,047	55,054
Furniture and other equipment	528,420	504,328	24,092
Leasehold improvements	1,165,108	617,950	547,158
	3,634,519	2,951,362	683,157

	Cost	Accumulated	Net book
For the period ended December 31, 2017	Base	amortization	value
Survey equipment	$684,890	$612,717	$72,174
Computers and software	1,246,095	1,177,653	68,442
Furniture and other equipment	528,420	498,304	30,115
Leasehold improvements	1,165,108	557,154	607,953
	3,624,513	2,845,828	778,685